Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 1,605,635	$ 132,229	$ 2,507,401
Restricted cash	66,510	66,510	66,000
Prepayment on acquisition	3,744,517	3,744,517	0
Prepaid expenses and other	236,036	247,298	204,012
Total current assets	5,652,699	4,190,554	2,777,413
Property and equipment, net	67,553	62,021	119,449
Goodwill	3,283,379	3,283,379	3,465,157
Indefinite-lived intangible assets	9,243,128	9,243,128	9,754,857
Other assets	113,319	129,306	199,270
Total assets	18,360,078	16,908,388	16,316,146
Current liabilities:
Accounts payable	1,629,572	1,788,521	852,760
Accrued expenses	1,536,611	1,487,046	1,409,691
Hybrid debt instrument, net	7,003,005	3,652,749	0
Other current liabilities	19,372	19,098	41,472
Loans due to related parties	157,952	395,000	395,000
Total current liabilities	10,346,512	7,342,414	2,698,923
Deferred tax liability	2,918,518	2,918,518	3,080,097
Other liabilities	34,127	38,791	56,383
Total liabilities	13,299,157	10,299,723	5,835,403
Stockholders' equity:
Common stock	4,929	4,909	149,986
Additional paid in capital	101,786,972	99,763,101	90,660,689
Accumulated deficit	(91,703,534)	(88,131,899)	(75,624,428)
Accumulated other comprehensive income	253,734	253,734	575,676
Treasury stock	(5,281,180)	(5,281,180)	(5,281,180)
Total stockholders' equity	5,060,921	6,608,665	10,480,743
Total liabilities and stockholders' equity	$ 18,360,078	$ 16,908,388	$ 16,316,146